AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 2, 1999
                                                      REGISTRATION NOS. 33-19423
                                                                        811-5436
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ----------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933                          [X]
                           PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                         POST-EFFECTIVE AMENDMENT NO. 27                     [X]
                                     AND/OR
                             REGISTRATION STATEMENT
                                    UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]
                                AMENDMENT NO. 29
                        (CHECK APPROPRIATE BOX OR BOXES)

                                ----------------

                          PHOENIX MULTI-PORTFOLIO FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                ----------------

               101 MUNSON STREET, GREENFIELD, MASSACHUSETTS    01301
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)     (ZIP CODE)

                C/O PHOENIX EQUITY PLANNING SHAREHOLDER SERVICES

                                 (800) 243-1574
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                ----------------

                               PAMELA S. SINOFSKY
                            ASSISTANT VICE PRESIDENT
                              AND ASSISTANT COUNSEL
                        PHOENIX INVESTMENT PARTNERS, LTD.
                               56 PROSPECT STREET
                           HARTFORD, CONNECTICUT 06115
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                ----------------

          It is proposed that this filing will become effective (check appropriate box)
          [ ] immediately upon filing pursuant to paragraph (b)
          [X] on December 31, 1999 pursuant to paragraph (b)
          [ ] 60 days after filing pursuant to paragraph (a)(i)
          [ ] on February 25, 2000 pursuant to paragraph (a)(i)
          [ ] 75 days after filing pursuant to paragraph (a)(ii)
          [ ] on            pursuant to paragraph (a)(ii) of Rule 485.
          If appropriate, check the following box:
          [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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

Parts A, B and C of Registrant's Post-Effective Amendment No. 26 under the Securities Act of 1933 ("1933 Act") and No. 33 under the Investment Company Act of 1940, filed on September 20, 1999, are incorporated by reference herein and this Post-Effective Amendment is being filed for the sole purpose of delaying the effectiveness of the above-referenced Amendment.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 2nd day of December, 1999.

                                        PHOENIX MULTI-PORTFOLIO FUND

ATTEST: /S/ PAMELA S. SINOFSKY          BY: /S/ PHILIP R. MCLOUGHLIN
        ------------------------------      ---------------------------------
            PAMELA S. SINOFSKY                  PHILIP R. MCLOUGHLIN
            ASSISTANT SECRETARY                 PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities indicated, on this 2nd day of December, 1999.

                     SIGNATURE                                   TITLE
                     ---------                                   -----

                                                            Trustee
       ---------------------------------------
       Robert Chesek*

                                                            Trustee
       ---------------------------------------
       E. Virgil Conway*

       /s/ Nancy G. Curtiss                                 Treasurer (principal
       ---------------------------------------              financial and
       Nancy G. Curtiss                                     accounting officer)


                                                            Trustee
       ---------------------------------------
       Harry Dalzell-Payne*

                                                            Trustee
       ---------------------------------------
       Francis E. Jeffries*

                                                            Trustee
       ---------------------------------------
       Leroy Keith, Jr.*

       /s/ Philip R. McLoughlin                             Trustee and
       ---------------------------------------              President
       Philip R. McLoughlin

                                                            Trustee
       ---------------------------------------
       Everett L. Morris*

                                                            Trustee
       ---------------------------------------
       James M. Oates*

                                                            Trustee
       ---------------------------------------
       Calvin J. Pedersen*

                                                            Trustee
       ---------------------------------------
       Herbert Roth, Jr.*

                                                            Trustee
       ---------------------------------------
       Richard E. Segerson*

                                                            Trustee
       ---------------------------------------
       Lowell P. Weicker, Jr.*


*By /s/ Philip R. McLoughlin
    ------------------------------------------
* Philip R. McLoughlin, Attorney-in-fact pursuant to powers of attorney previously filed.

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